UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-05739

Name of Fund: BlackRock MuniEnhanced Fund, Inc. (MEN)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock

MuniEnhanced Fund, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 04/30/2014

Date of reporting period: 01/31/2014

Item 1 – Schedule of Investments

Schedule of Investments January 31, 2014 (Unaudited)	BlackRock MuniEnhanced Fund, Inc. (MEN) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Alabama — 1.7%
Birmingham Water Works Board, RB, Series B, 5.00%, 1/01/38	$1,000	$1,050,600
County of Jefferson Alabama, RB, Limited Obligation School, Series A:
5.50%, 1/01/22	2,750	2,749,780
4.75%, 1/01/25	2,200	2,068,572

		5,868,952
Alaska — 1.2%
Alaska Housing Finance Corp., RB, General Housing, Series B (NPFGC), 5.25%, 12/01/30	400	425,820
Alaska Housing Finance Corp., Refunding RB, Series A, 4.13%, 12/01/37	1,065	1,054,574
Alaska Industrial Development & Export Authority, RB, Providence Health Services, Series A, 5.50%, 10/01/41	990	1,056,171
Borough of Matanuska-Susitna Alaska, RB, Goose Creek Correctional Center (AGC), 6.00%, 9/01/28	1,200	1,428,828

		3,965,393
Arizona — 1.4%
Greater Arizona Development Authority, RB, Series B (NPFGC), 5.00%, 8/01/35	1,300	1,350,622
State of Arizona, COP, Department of Administration, Series A (AGM):
5.00%, 10/01/27	2,700	2,925,180
5.00%, 10/01/29	400	429,728

		4,705,530
California — 19.1%
Alameda Corridor Transportation Authority, Refunding RB, CAB, Subordinate Lien, Series A (AMBAC):
5.40%, 10/01/24	10,185	10,931,153
5.45%, 10/01/25	3,700	3,957,261
Anaheim Public Financing Authority California, RB, Senior, Public Improvements Project, Series A (AGM), 6.00%, 9/01/24	5,000	5,850,200
Cabrillo Community College District, GO, CAB, Election of 2004, Series B (NPFGC), 0.00%, 8/01/37 (a)	2,400	641,400
Municipal Bonds	Par (000)	Value
California (continued)
California Health Facilities Financing Authority, RB:
St. Joseph Health System, Series A, 5.75%, 7/01/39	$550	$616,330
Sutter Health, Series A, 5.00%, 8/15/52	745	748,911
Sutter Health, Series B, 5.88%, 8/15/31	1,200	1,392,264
California Health Facilities Financing Authority, Refunding RB, Saint Joseph’s Health System, Series A, 5.00%, 7/01/37	1,090	1,130,570
California State Public Works Board, LRB, Various Judicial Council Projects, Series A, 5.00%, 3/01/38	710	736,206
California Statewide Communities Development Authority, RB, Kaiser Permanente, Series A, 5.00%, 4/01/42	1,480	1,511,746
City of Redding California, COP, Refunding, Series A (AGM), 5.00%, 6/01/30	1,420	1,521,871
City of San Jose California, Refunding ARB, Series A-1, AMT, 5.75%, 3/01/34	850	917,626
County of Orange California Sanitation District, COP, Series B (AGM):
5.00%, 2/01/30	1,500	1,601,340
5.00%, 2/01/31	900	961,875
County of San Joaquin California Transportation Authority, Refunding RB, Limited Tax Measure K, Series A, 6.00%, 3/01/36	2,175	2,550,884
Los Angeles Community College District California, GO, Election of 2001, Series A (AGM), 5.00%, 8/01/32	1,300	1,392,898
Mount San Antonio Community College District, GO, Refunding, CAB, Election of 2008, Series A, 0.00%, 8/01/43 (b)	2,500	1,246,325
Poway Unified School District, GO, Refunding, CAB, School Facilities Improvement, Election of 2008, Series B, 0.00%, 8/01/36 (a)	3,750	1,165,950
Rio Hondo Community College District California, GO, CAB, Election of 2004, Series C, 0.00%, 8/01/38 (a)	5,000	1,371,500

BLACKROCK MUNIENHANCED FUND, INC.	JANUARY 31, 2014	1

Schedule of Investments (continued)	BlackRock MuniEnhanced Fund, Inc. (MEN) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
California (concluded)
San Diego California Unified School District, GO, CAB, Election of 2008, Series C, 0.00%, 7/01/38 (a)	$1,600	$433,536
San Diego California Unified School District, GO, Refunding, CAB, Series R-1 (a):
0.00%, 7/01/30	5,000	2,328,400
0.00%, 7/01/31	1,280	540,659
San Diego Community College District California, GO, CAB, Election of 2006 (a):
0.00%, 8/01/31	2,145	831,831
0.00%, 8/01/32	2,680	968,820
San Marcos Unified School District, GO, Election of 2010, Series A:
5.00%, 8/01/34	700	747,306
5.00%, 8/01/38	600	634,164
San Mateo County Community College District, GO, CAB, Election of 2001, Series C (NPFGC), 0.00%, 9/01/30 (a)	12,740	6,301,841
State of California, GO, Refunding, Various Purpose:
5.00%, 2/01/38	2,500	2,620,850
5.00%, 10/01/41	1,000	1,041,270
State of California, GO, Various Purpose, 5.00%, 4/01/42	1,000	1,042,820
Walnut Valley Unified School District, GO, CAB, Election of 2007, Series B, 0.00%, 8/01/36 (a)	5,500	1,662,430
West Basin Municipal Water District California, COP, Refunding, Series B (AGC), 5.00%, 8/01/30	5,035	5,399,030

		64,799,267
Colorado — 0.6%
Regional Transportation District, COP, Refunding, Series A, 5.38%, 6/01/31	2,000	2,148,360
District of Columbia — 1.6%
District of Columbia, RB, Series B-1 (NPFGC), 5.00%, 2/01/31	5,480	5,530,800
Florida — 10.5%
City of Jacksonville Florida, Refunding RB, Transportation, Series A, 5.00%, 10/01/30	280	302,238
County of Broward Florida Water & Sewer Utility, Refunding RB, Series A, 5.25%, 10/01/34	850	935,102
Municipal Bonds	Par (000)	Value
Florida (continued)
County of Collier Florida School Board, COP, (AGM), 5.00%, 2/15/23	$3,000	$3,225,450
County of Duval Florida School Board, COP, Master Lease Program (AGM), 5.00%, 7/01/33	2,625	2,755,305
County of Highlands Florida Health Facilities Authority, RB, Adventist Health System/Sunbelt, Series B, 6.00%, 11/15/37	1,450	1,645,098
County of Hillsborough Florida Aviation Authority, RB, Series A, AMT (AGC), 5.38%, 10/01/33	4,050	4,365,536
County of Lee Florida, Refunding ARB, Series A, AMT:
5.63%, 10/01/26	960	1,049,712
5.38%, 10/01/32	3,160	3,288,928
County of Miami-Dade Florida, GO, Building Better Communities Program, Series B-1, 5.75%, 7/01/33	1,400	1,557,206
County of Miami-Dade Florida, RB, Seaport:
Series A, 6.00%, 10/01/38	2,025	2,262,512
Series B, AMT, 6.00%, 10/01/30	640	710,822
Series B, AMT, 6.25%, 10/01/38	415	462,090
Series B, AMT, 6.00%, 10/01/42	660	719,565
County of Miami-Dade Florida, Refunding RB, Special Obligation, Sub-Series B, 5.00%, 10/01/37	710	722,950
County of Miami-Dade Florida Aviation, Refunding ARB, Miami International Airport, Series A, AMT (AGC), 5.00%, 10/01/40	4,900	4,915,925
County of Palm Beach Florida Solid Waste Authority, Refunding RB, 5.00%, 10/01/31	2,000	2,114,580
County of Sarasota Florida Public Hospital District, RB, Sarasota Memorial Hospital Project, Series A, 5.63%, 7/01/39	275	284,768
Florida Ports Financing Commission, Refunding RB, State Transportation Trust Fund, Series B, AMT:
5.13%, 6/01/27	2,000	2,185,980
5.38%, 10/01/29	1,050	1,159,746

2	BLACKROCK MUNIENHANCED FUND, INC.	JANUARY 31, 2014

Schedule of Investments (continued)	BlackRock MuniEnhanced Fund, Inc. (MEN) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Florida (concluded)
South Florida Water Management District, COP, (AGC), 5.00%, 10/01/22	$1,000	$1,107,040

		35,770,553
Georgia — 8.5%
City of Atlanta Georgia Department of Aviation, Refunding GARB, Series B (AGM), 5.25%, 1/01/33	17,355	17,646,738
County of Burke Georgia Development Authority, Refunding RB, Oglethorpe Power-Vogtle Project, Series C, 5.70%, 1/01/43	1,150	1,208,949
Municipal Electric Authority of Georgia, Refunding RB, Series EE (AMBAC), 7.00%, 1/01/25	7,475	9,968,361

		28,824,048
Illinois — 21.3%
City of Chicago Illinois, GARB, O’Hare International Airport 3rd Lien:
Series A, 5.75%, 1/01/39	5,110	5,411,132
Series B-2, AMT (Syncora), 6.00%, 1/01/29	1,460	1,465,563
City of Chicago Illinois, GO, Series A, 5.25%, 1/01/35	400	405,536
City of Chicago Illinois, Refunding RB, Sales Tax Receipts, Series A, 5.00%, 1/01/41	3,425	3,508,056
City of Chicago Illinois Board of Education, GO, Refunding, Series A (AGM), 5.50%, 12/01/31	2,875	3,121,330
City of Chicago Illinois Board of Education, GO, Series A, 5.50%, 12/01/39	2,225	2,271,636
City of Chicago Illinois Park District, GO, Harbor Facilities, Series C, 5.25%, 1/01/40	550	567,336
City of Chicago Illinois Transit Authority, RB, Sales Tax Receipts, 5.25%, 12/01/36	595	620,157
County of Cook Illinois Forest Preserve District, GO, Refunding, Limited Tax Project, Series B, 5.00%, 12/15/37	285	297,868
County of Cook Illinois Forest Preserve District, GO, Series C, 5.00%, 12/15/37	330	345,843
Municipal Bonds	Par (000)	Value
Illinois (concluded)
Illinois Finance Authority, RB, Carle Foundation, Series A:
5.75%, 8/15/34	$650	$702,305
6.00%, 8/15/41	1,000	1,092,980
Illinois HDA, RB, Liberty Arms Senior Apartments, Series D, AMT (AMBAC), 4.88%, 7/01/47	2,155	2,090,953
Illinois Municipal Electric Agency, RB, Series A (NPFGC), 5.25%, 2/01/35	1,000	1,052,330
Illinois Sports Facilities Authority, RB, State Tax Supported (AMBAC), 5.50%, 6/15/30	17,620	18,556,503
Kane McHenry Cook & De Kalb Counties Unit School District No 300, GO, Refunding, 5.25%, 1/01/33	9,145	9,548,203
Metropolitan Pier & Exposition Authority, RB, CAB, McCormick Place Explosion Project, Series A (NPFGC) (a):
0.00%, 12/15/26	5,000	2,782,100
0.00%, 12/15/33	9,950	3,431,158
Metropolitan Pier & Exposition Authority, Refunding RB, McCormick Place Expansion Project Series B:
4.25%, 6/15/42	4,000	3,688,040
CAB (AGM), 0.00%, 6/15/44 (a)	3,450	616,688
Railsplitter Tobacco Settlement Authority, RB, 6.00%, 6/01/28	675	748,710
Regional Transportation Authority, RB, Series A (AMBAC), 7.20%, 11/01/20	7,290	8,582,663
State of Illinois, GO, Various Purposes:
5.50%, 7/01/33	820	870,061
5.50%, 7/01/38	445	463,565

		72,240,716
Indiana — 1.5%
Indiana Finance Authority, RB, Series A:
CWA Authority Project, 1st Lien, 5.25%, 10/01/38	1,100	1,172,006
Ohio River Bridges East End Crossing Project, AMT, 5.00%, 7/01/40	890	844,485
Private Activity Bond, Ohio River Bridges East End Crossing Project, AMT, 5.00%, 7/01/44	515	485,104

BLACKROCK MUNIENHANCED FUND, INC.	JANUARY 31, 2014	3

Schedule of Investments (continued)	BlackRock MuniEnhanced Fund, Inc. (MEN) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Indiana (concluded)
Indianapolis Local Public Improvement Bond Bank, Refunding RB, Waterworks Project, Series A (AGC):
5.25%, 1/01/29	$600	$647,874
5.50%, 1/01/38	1,825	1,940,158

		5,089,627
Iowa — 3.8%
Iowa Finance Authority, RB, Iowa Health System, Series A (AGC), 5.63%, 8/15/37	5,725	6,233,380
Iowa Student Loan Liquidity Corp., RB, Senior Series A-2, AMT:
5.60%, 12/01/26	3,030	3,162,381
5.70%, 12/01/27	1,375	1,429,422
5.80%, 12/01/29	930	963,034
5.85%, 12/01/30	970	1,003,135

		12,791,352
Louisiana — 1.2%
Louisiana Local Government Environmental Facilities & Community Development Authority, RB, East Baton Rouge Sewerage Commission Projects, Sub-Lien, Series A:
5.00%, 2/01/43	1,420	1,462,529
4.00%, 2/01/48	1,420	1,237,786
Louisiana Public Facilities Authority, Refunding RB, Christus Health, Series B (AGC), 6.50%, 7/01/30	1,250	1,392,312

		4,092,627
Massachusetts — 4.5%
Massachusetts HFA, Refunding RB, Series C, AMT, 5.35%, 12/01/42	1,150	1,161,592
Massachusetts School Building Authority, RB, Series A:
Dedicated Sales Tax, Senior, 5.00%, 5/15/43	1,280	1,368,166
(AGM), 5.00%, 8/15/15 (c)	230	246,797
(AGM), 5.00%, 8/15/15 (c)	8,855	9,501,681
(AGM), 5.00%, 8/15/30	85	89,841
Municipal Bonds	Par (000)	Value
Massachusetts (concluded)
Massachusetts Water Resources Authority, Refunding RB, General, Series A (NPFGC), 5.00%, 8/01/34	$2,700	$2,917,593

		15,285,670
Michigan — 2.6%
City of Detroit Michigan Sewage Disposal System, Refunding RB:
2nd Lien, Series E (BHAC), 5.75%, 7/01/31	2,500	2,557,475
Senior Lien, Series B (AGM), 7.50%, 7/01/33	500	532,905
City of Detroit Michigan Water Supply System, RB, 2nd Lien, Series B (AGM):
6.25%, 7/01/36	400	405,020
7.00%, 7/01/36	200	209,986
City of Lansing Michigan, RB, Board of Water & Light Utilities System, Series A, 5.50%, 7/01/41	1,700	1,851,946
State of Michigan Building Authority, Refunding RB, Facilities Program:
Series I-A, 5.38%, 10/15/36	145	154,828
Series I-A, 5.38%, 10/15/41	700	748,867
Series II-A (AGM), 5.25%, 10/15/36	900	957,339
State of Michigan HDA, RB, Series C, AMT, 5.50%, 12/01/28	890	922,672
Western Michigan University, Refunding RB, (AGM), 5.00%, 11/15/39	380	392,149

		8,733,187
Minnesota — 0.8%
City of Minneapolis Minnesota, Refunding RB, Fairview Health Services, Series B (AGC), 6.50%, 11/15/38	2,500	2,881,000
Nebraska — 1.7%
Central Plains Nebraska Energy Project, RB, Gas Project No. 3:
5.00%, 9/01/32	5,000	5,055,450
5.25%, 9/01/37	750	767,123

		5,822,573
Nevada — 2.6%
City of Las Vegas Nevada, GO, Limited Tax, Performing Arts Center, 6.00%, 4/01/34	850	935,246

4	BLACKROCK MUNIENHANCED FUND, INC.	JANUARY 31, 2014

Schedule of Investments (continued)	BlackRock MuniEnhanced Fund, Inc. (MEN) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Nevada (concluded)
County of Clark Nevada, ARB:
Las Vegas-McCarran International Airport, Series A, 5.25%, 7/01/42	$500	$515,605
Las Vegas-McCarran International Airport, Series A (AGM), 5.25%, 7/01/39	3,800	3,968,530
Subordinate Lien, Series A-2 (NPFGC), 5.00%, 7/01/36	3,200	3,245,184
County of Clark Nevada, RB, Southwest Gas Corp. Project, Series A, AMT (NPFGC), 4.75%, 9/01/36	75	71,404

		8,735,969
New Jersey — 8.1%
New Jersey EDA, RB:
Cigarette Tax (Radian), 5.50%, 6/15/14 (c)	600	611,970
Cigarette Tax (Radian), 5.75%, 6/15/14 (c)	305	311,368
Motor Vehicle Surcharge, Series A (NPFGC), 5.25%, 7/01/31	3,125	3,176,594
Motor Vehicle Surcharge, Series A (NPFGC), 5.25%, 7/01/33	7,800	7,928,778
School Facilities Construction (AGC), 6.00%, 12/15/18 (c)	655	806,253
School Facilities Construction (AGC), 6.00%, 12/15/34	1,345	1,522,163
The Goethals Bridge Replacement Project, AMT, 5.38%, 1/01/43	895	900,773
The Goethals Bridge Replacement Project, AMT, 5.13%, 1/01/34	685	685,760
New Jersey Higher Education Student Assistance Authority, Refunding RB, Series 1, AMT:
5.50%, 12/01/26	600	626,148
5.75%, 12/01/27	3,870	4,168,454
New Jersey Housing & Mortgage Finance Agency, Refunding RB, M/F Housing, Series 2, AMT, 4.35%, 11/01/33	1,230	1,179,509
New Jersey Transportation Trust Fund Authority, RB:
Transportation Program, Series AA, 5.25%, 6/15/33	1,460	1,583,574
Transportation Program, Series AA, 5.50%, 6/15/39	1,150	1,249,924
Municipal Bonds	Par (000)	Value
New Jersey (concluded)
New Jersey Transportation Trust Fund Authority, RB (concluded):
Transportation System, Series A, 5.50%, 6/15/41	$2,000	$2,126,760
Rutgers — The State University of New Jersey, Refunding RB, Series L, 5.00%, 5/01/43	475	507,604

		27,385,632
New York — 5.6%
City of New York New York Municipal Water Finance Authority, Refunding RB, Second General Resolution, Fiscal 2012, Series BB, 5.25%, 6/15/44	1,425	1,512,566
City of New York New York Transitional Finance Authority, BARB, Fiscal 2009, Series S-4, 5.50%, 1/15/33	1,600	1,786,496
City of New York New York Transitional Finance Authority, RB, Fiscal 2009, Series S-4, 5.50%, 1/15/34	2,750	3,081,320
City of New York New York Transitional Finance Authority, Refunding RB, Future Tax Secured, Series B, 5.00%, 11/01/32	1,480	1,609,915
County of Erie New York Industrial Development Agency, RB, City School District of Buffalo, Series A (AGM), 5.75%, 5/01/28	1,500	1,666,935
Hudson Yards Infrastructure Corp., RB, Senior, Fiscal 2012, Series A, 5.75%, 2/15/47	700	756,413
Metropolitan Transportation Authority, RB, Series C, 6.50%, 11/15/28	4,000	4,697,000
New York State HFA, RB, Affordable Housing, Series B, 5.30%, 11/01/37	2,500	2,549,975
State of New York Dormitory Authority, ERB, Series B, 5.75%, 3/15/36	1,200	1,362,876

		19,023,496
Ohio — 1.1%
County of Lucas Ohio, Refunding RB, Promedica Healthcare, Series A, 6.50%, 11/15/37	530	614,424

BLACKROCK MUNIENHANCED FUND, INC.	JANUARY 31, 2014	5

Schedule of Investments (continued)	BlackRock MuniEnhanced Fund, Inc. (MEN) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Ohio (concluded)
Ohio Higher Educational Facility Commission, Refunding RB, Kenyon College Project, 5.00%, 7/01/37	$360	$376,491
State of Ohio Turnpike Commission, RB, CAB, Junior Lien, Infrastructure Projects, Series A-2, 0.00%, 2/15/37 (a)	10,000	2,871,400

		3,862,315
Pennsylvania — 1.8%
Commonwealth Financing Authority, RB, Series B, 5.00%, 6/01/42	2,000	2,043,620
Pennsylvania Turnpike Commission, RB:
Series C, 5.50%, 12/01/33	555	614,013
Sub-Series A, 5.00%, 12/01/43	2,270	2,335,172
Subordinate, Special Motor License Fund, 6.00%, 12/01/36	575	653,430
Philadelphia School District, GO, Series E, 6.00%, 9/01/38	400	432,140

		6,078,375
South Carolina — 4.1%
Charleston Educational Excellence Finance Corp., RB, (AGC) (c):
5.25%, 12/01/15	3,120	3,401,424
5.25%, 12/01/15	2,765	3,014,403
5.25%, 12/01/15	1,010	1,101,102
South Carolina Jobs EDA, Refunding RB, Palmetto Health, Series A (AGM), 6.50%, 8/01/39	115	128,188
South Carolina State Public Service Authority, Refunding RB, Santee Cooper:
Series A, 5.50%, 1/01/38	1,000	1,101,450
Series B, 5.00%, 12/01/38	2,080	2,153,424
South Carolina Transportation Infrastructure Bank, RB, Series A, 5.25%, 10/01/40	3,000	3,201,660

		14,101,651
Tennessee — 2.4%
Memphis Center City Revenue Finance Corp., RB, Pyramid & Pinch District, Series B (AGM), 5.25%, 11/01/30	2,205	2,402,303
Municipal Bonds	Par (000)	Value
Tennessee (concluded)
Metropolitan Government of Nashville & Davidson County Health & Educational Facilities Board, Refunding RB, Vanerbilt University, Series B, 5.50%, 10/01/29	$5,000	$5,680,200

		8,082,503
Texas — 12.2%
City of Houston Texas Utility System, Refunding RB, Combined 1st Lien, Series A (AGC):
6.00%, 11/15/35	2,100	2,400,720
5.38%, 11/15/38	1,350	1,453,613
City of San Antonio Texas Public Service Board, RB, Junior Lien, 5.00%, 2/01/38	575	607,413
County of Midland Texas Fresh Water Supply District No. 1, RB, CAB, City of Midland Project, Series A, 0.00%, 9/15/36 (a)	2,130	702,410
County of Tarrant Texas Cultural Education Facilities Finance Corp., Refunding RB, Cook Childrens Medical Center, 5.25%, 12/01/39	750	794,865
Dallas-Fort Worth International Airport, ARB, Joint Improvement:
Series D, AMT, 5.00%, 11/01/38	1,975	1,983,670
Series D, AMT, 5.00%, 11/01/42	1,500	1,490,820
Series H, 5.00%, 11/01/32	3,000	3,049,890
Dallas-Fort Worth International Airport, Refunding ARB, Series F, 5.25%, 11/01/33	975	1,048,876
Mansfield Texas ISD, GO, School Building (PSF-GTD), 5.00%, 2/15/33	1,725	1,855,738
North Texas Tollway Authority, Refunding RB, 1st Tier System:
Series A, 6.00%, 1/01/28	2,795	3,196,166
Series A (NPFGC), 5.75%, 1/01/40	1,600	1,732,464
Series K-1 (AGC), 5.75%, 1/01/38	3,800	4,208,310
Series K-2 (AGC), 6.00%, 1/01/38	4,015	4,455,084

6	BLACKROCK MUNIENHANCED FUND, INC.	JANUARY 31, 2014

Schedule of Investments (continued)	BlackRock MuniEnhanced Fund, Inc. (MEN) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Texas (concluded)
San Antonio Public Facilities Corp., Refunding RB, Convention Center Refinancing and Expansion Project, CAB (a):
0.00%, 9/15/35	$6,090	$2,117,188
0.00%, 9/15/36	11,525	3,771,210
0.00%, 9/15/37	8,245	2,541,027
Texas Municipal Gas Acquisition & Supply Corp. III, RB, 5.00%, 12/15/31	1,190	1,197,557
Texas Transportation Commission, Refunding RB, Central Texas Turnpike System, 1st Tier, Series A, 5.00%, 8/15/41	2,750	2,752,557

		41,359,578
Washington — 0.9%
Central Puget Sound Regional Transit Authority, RB, Series A, 5.00%, 11/01/36	1,600	1,710,704
Washington Health Care Facilities Authority, RB, Providence Health & Services, Series A:
5.00%, 10/01/39	525	537,548
5.25%, 10/01/39	625	650,981
Washington Health Care Facilities Authority, Refunding RB, Providence Health & Services, Series A, 5.00%, 10/01/42	200	204,648

		3,103,881
Wisconsin — 0.4%
Wisconsin State Health & Educational Facilities Authority, RB, Ascension Health Senior Credit Group, Series E, 5.00%, 11/15/33	1,375	1,448,975
Total Municipal Bonds — 121.2%		411,732,030

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (d)
Arizona — 0.8%
City of Phoenix Arizona Civic Improvement Corp., Refunding RB, Water System, Junior Lien, Series A, 5.00%, 7/01/34	1,200	1,297,992
Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (d)	Par (000)	Value
Arizona (concluded)
Salt River Project Agricultural Improvement & Power District, RB, Electric System, Series A, 5.00%, 1/01/38	$1,500	$1,599,990

		2,897,982
California — 2.7%
California State University, Refunding RB, Systemwide, Series A (AGM), 5.00%, 11/01/37	1,999	2,113,886
County of San Diego California Water Authority, COP, Refunding, Series A (AGM), 5.00%, 5/01/33	2,810	3,031,007
Los Angeles Community College District California, GO, Election of 2001, Series A (AGM), 5.00%, 8/01/32	2,500	2,678,650
San Diego Community College District California, GO, Election of 2002, 5.25%, 8/01/33	404	453,309
University of California, RB, Series O, 5.75%, 5/15/34	840	955,396

		9,232,248
Colorado — 2.4%
Colorado Health Facilities Authority, Refunding RB, Catholic Health Initiatives, Series A:
5.50%, 7/01/34 (e)	900	998,167
5.00%, 2/01/41	7,001	7,026,062

		8,024,229
District of Columbia — 1.7%
District of Columbia, RB, Series A, 5.50%, 12/01/30 (e)	1,005	1,136,045
District of Columbia Water & Sewer Authority, Refunding RB, Senior Lien, Series A, 6.00%, 10/01/35 (e)	1,780	2,000,710
Metropolitan Washington Airports Authority, Refunding ARB, Series A, AMT, 5.00%, 10/01/30	2,530	2,683,166

		5,819,921
Florida — 11.5%
City of Tallahassee Florida, RB, Energy System (NPFGC):
5.00%, 10/01/32 (e)	4,000	4,219,360
5.00%, 10/01/37	7,500	7,786,050
County of Miami-Dade Florida, Refunding RB, Transit System Sales Surtax, 5.00%, 7/01/42	4,480	4,625,824

BLACKROCK MUNIENHANCED FUND, INC.	JANUARY 31, 2014	7

Schedule of Investments (continued)	BlackRock MuniEnhanced Fund, Inc. (MEN) (Percentages shown are based on Net Assets)

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (d)	Par (000)	Value
Florida (concluded)
County of Miami-Dade Florida Water & Sewer System, RB, (AGM), 5.00%, 10/01/39	$4,621	$4,816,991
County of Orange Florida School Board, COP, Series A (AGC), 5.50%, 8/01/34	3,544	3,827,556
County of Orange School Board, COP, Series A (NPFCG), 5.00%, 8/01/31	2,000	2,110,280
Miami-Dade County School Board, COP, Refunding, Series B (AGC), 5.00%, 5/01/33	10,000	10,389,500
State of Florida Board of Education, GO, Refunding, Series D, 5.00%, 6/01/37 (e)	1,349	1,448,246

		39,223,807
Illinois — 3.3%
City of Chicago Illinois, RB, Motor Fuel Tax Project, Series A (AGC), 5.00%, 1/01/38	2,000	1,999,920
Illinois State Toll Highway Authority, RB, Senior Priority, Series B, 5.50%, 1/01/33	1,880	2,041,222
Metropolitan Pier & Exposition Authority, RB, McCormick Place Expansion Project, Series A, 5.00%, 6/15/42	270	274,977
State of Illinois, RB, Build Illinois, Series B, 5.25%, 6/15/34 (e)	4,399	4,597,006
State of Illinois Toll Highway Authority, RB, Toll Highway Senior Revenue Bonds, Series A, 5.00%, 1/01/38	2,138	2,200,382

		11,113,507
Louisiana — 1.7%
State of Louisiana Gas & Fuels, RB, Series A (AGM), 5.00%, 5/01/36	5,400	5,708,826
Michigan — 2.3%
Michigan Finance Authority, RB, Hospital, Trinity Health Credit Group, 5.00%, 12/01/39	7,550	7,686,579
Nevada — 3.4%
City of Las Vegas Nevada, GO, Limited Tax, Performing Arts Center, 6.00%, 4/01/39 (e)	3,778	4,105,103
County of Clark Nevada Water Reclamation District, GO, Series B:
Limited Tax, 5.75%, 7/01/34	1,829	2,092,987
Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (d)	Par (000)	Value
Nevada (concluded)
County of Clark Nevada Water Reclamation District, GO, Series B (concluded):
5.50%, 7/01/29	$4,499	$5,220,514

		11,418,604
New Jersey — 0.6%
New Jersey Transportation Trust Fund Authority, RB, Transportation System, Series B, 5.25%, 6/15/36 (e)	1,840	1,956,933
New York — 3.3%
City of New York New York Municipal Water Finance Authority, RB, Water & Sewer System, Fiscal 2009, Series A, 5.75%, 6/15/40	1,260	1,407,053
City of New York New York Municipal Water Finance Authority, Refunding RB, Water & Sewer System, 2nd General Resolution, Fiscal 2013, Series CC, 5.00%, 6/15/47	5,680	5,929,579
Port Authority of New York & New Jersey, Refunding RB, Construction, 143rd Series, AMT, 5.00%, 10/01/30	2,500	2,573,250
Triborough Bridge & Tunnel Authority, RB, General, Series A-2, 5.25%, 11/15/34 (e)	1,300	1,434,784

		11,344,666
Ohio — 0.2%
State of Ohio, RB, Cleveland Clinic Health Obligated Group, Series B, 5.50%, 1/01/34	580	622,207
South Carolina — 0.4%
South Carolina State Public Service Authority, Refunding RB, Santee Cooper, Series A, 5.50%, 1/01/38 (e)	1,275	1,404,349
Texas — 1.2%
Clear Creek ISD Texas, GO, Refunding, School Building (PSF-GTD), 5.00%, 2/15/33	2,200	2,354,066
North East Texas ISD, GO, School Building, Series A (PSF-GTD), 5.00%, 8/01/37 (e)	1,600	1,703,264

		4,057,330

8	BLACKROCK MUNIENHANCED FUND, INC.	JANUARY 31, 2014

Schedule of Investments (continued)	BlackRock MuniEnhanced Fund, Inc. (MEN) (Percentages shown are based on Net Assets)

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (d)	Par (000)	Value
Utah — 1.6%
Utah Transit Authority, RB, Series A, 5.00%, 6/15/36	$5,000	$5,379,450
Virginia — 0.1%
County of Fairfax Virginia IDA, Refunding RB, Health Care, Inova Health System, Series A, 5.50%, 5/15/35	350	375,729
Washington — 1.3%
Central Puget Sound Regional Transit Authority, RB, Series A (AGM), 5.00%, 11/01/32	4,004	4,282,060
Wisconsin — 1.0%
Wisconsin Health & Educational Facilities Authority, Refunding RB, Froedtert & Community Health Inc. Obligated Group:
Series A, 5.00%, 4/01/42	1,980	2,028,847
Series C, 5.25%, 4/01/39 (e)	1,430	1,481,720

		3,510,567
Total Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts — 39.5%		134,058,994
Total Long-Term Investments (Cost — $516,818,242) — 160.7%	545,791,024
Short-Term Securities	Shares	Value
FFI Institutional Tax-Exempt Fund, 0.03% (f)(g)	5,426,435	$5,426,435
Total Short-Term Securities (Cost — $5,426,435) — 1.6%		5,426,435
Total Investments (Cost — $522,244,677*) — 162.3%		551,217,459
Other Assets Less Liabilities — 0.9%		3,299,008
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (21.3%)		(72,283,920)
VRDP Shares, at Liquidation Value — (41.9%)		(142,500,000)

Net Assets Applicable to Common Shares — 100.0%		$339,732,547

*	As of January 31, 2014, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$451,574,879

Gross unrealized appreciation	$32,314,284
Gross unrealized depreciation	(4,940,279)

Net unrealized appreciation	$27,374,005

Notes to Schedule of Investments

(a)	Zero-coupon bond.

(b)	Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown reflects the rate as of report date.

(c)	US government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.

(d)	Represent bonds transferred to a TOB. In exchange the Fund acquired residual interest certificates. These bonds serve as collateral in a financing transaction.

(e)	All or a portion of security is subject to a recourse agreement, which may require the Fund to pay the liquidity provider in the event there is a shortfall between the TOB trust certificates and proceeds received from the sale of the security contributed to the TOB trust. In the case of a shortfall, the aggregate maximum potential amount the Fund could ultimately be required to pay under the agreements, which expire from February 1,2016 to December 1, 2029 is $14,921,846.

(f)	Investments in issuers considered to be an affiliate of the Fund during the period ended January 31, 2014, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at April 30, 2013	Net Activity	Shares Held at January 31, 2014	Income
FFI Institutional Tax-Exempt Fund	545,905	4,880,530	5,426,435	$829

(g)	Represents the current yield as of report date.

BLACKROCK MUNIENHANCED FUND, INC.	JANUARY 31, 2014	9

Schedule of Investments (continued)	BlackRock MuniEnhanced Fund, Inc. (MEN)

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:	AGC	Assured Guarantee Corp.
	AGM	Assured Guaranty Municipal Corp.
	AMBAC	American Municipal Bond Assurance Corp.
	AMT	Alternative Minimum Tax (subject to)
	ARB	Airport Revenue Bonds
	BARB	Building Aid Revenue Bonds
	BHAC	Berkshire Hathaway Assurance Corp.
	CAB	Capital Appreciation Bonds
	COP	Certificates of Participation
	EDA	Economic Development Authority
	ERB	Education Revenue Bonds
	GARB	General Airport Revenue Bonds
	GO	General Obligation Bonds
	HDA	Housing Development Authority
	HFA	Housing Finance Agency
	IDA	Industrial Development Authority
	ISD	Independent School District
	LRB	Lease Revenue Bonds
	M/F	Multi-family
	NPFGC	National Public Finance Guarantee Corp.
	PSF-GTD	Public School Fund Guaranteed
	Radian	Radian Guaranty, Inc.
	RB	Revenue Bonds
	Syncora	Syncora Guarantee

10	BLACKROCK MUNIENHANCED FUND, INC.	JANUARY 31, 2014

Schedule of Investments (continued)	BlackRock MuniEnhanced Fund, Inc. (MEN)

•	Financial futures contracts outstanding as of January 31, 2014 were as follows:

Contracts Sold	Issue	Exchange	Expiration	Notional Value	Unrealized Depreciation
(60)	10-Year US Treasury Note	Chicago Board of Trade	March 2014	$7,545,000	$(52,580)

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy as of January 31, 2014:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments [1]	—	$545,791,024	—	$545,791,024
Short-Term Securities	$5,426,435	—	—	5,426,435

Total	$5,426,435	$545,791,024	—	$551,217,459

[1]	See above Schedule of Investments for values in each state or political subdivision.

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments [2]
Liabilities:
Interest rate contracts	$(52,580)	—	—	$(52,580)

[2]	Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

BLACKROCK MUNIENHANCED FUND, INC.	JANUARY 31, 2014	11

Schedule of Investments (concluded)	BlackRock MuniEnhanced Fund, Inc. (MEN)

There were no transfers between levels during the period ended January 31, 2014.

The carrying amount for certain of the Fund’s assets and/or liabilities approximates fair value for financial reporting purposes. As of January 31, 2014, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash pledged for financial futures contracts	$107,000	—	—	$107,000
Liabilities:
TOB trust certificates	—	$(72,268,575)	—	(72,268,575)
VRDP Shares	—	(142,500,000)	—	(142,500,000)

Total	$107,000	$(214,768,575)	—	$(214,661,575)

12	BLACKROCK MUNIENHANCED FUND, INC.	JANUARY 31, 2014

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock MuniEnhanced Fund, Inc.

By:	/s/ JOHN M. PERLOWSKI
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock MuniEnhanced Fund, Inc.

Date: March 25, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ JOHN M. PERLOWSKI
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock MuniEnhanced Fund, Inc.

Date: March 25, 2014

By:	/s/ NEAL J. ANDREWS
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock MuniEnhanced Fund, Inc.

Date: March 25, 2014